SHARE CAPITAL - Disclosure of detailed information about number and weighted average exercise prices of stock options (Details)	7 Months Ended	12 Months Ended
	Dec. 31, 2020 Share $ / shares	May 31, 2020 Share $ / shares
Disclosure of classes of share capital [abstract]
Balance | Share	2,203,145	2,171,873
Granted | Share	420,000	600,000
Exercised | Share	(88,875)	(565,603)
Cancelled/Expired | Share		(3,125)
Balance | Share	2,534,270	2,203,145
Weighted average exercise price, Balance | $ / shares	$ 3.91	$ 2.30
Weighted average exercise price, Granted | $ / shares	12.85	7.66
Weighted average exercise price, Exercised | $ / shares	2.44	1.71
Weighted average exercise price, Cancelled/Expired | $ / shares		2.32
Weighted average exercise price, Balance | $ / shares	$ 5.44	$ 3.91